UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund
The fund's portfolio
10/31/07 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value

Advertising and Marketing Services (1.3%)
Omnicom Group, Inc.	147,600	$7,524,648

Aerospace and Defense (7.8%)
Alliant Techsystems, Inc. (NON) (S)	14,400	1,589,616
Boeing Co. (The)	111,000	10,943,490
L-3 Communications Holdings, Inc. (S)	94,500	10,360,980
Lockheed Martin Corp.	98,700	10,860,948
United Technologies Corp.	158,400	12,131,856
		45,886,890

Automotive (1.1%)
Harley-Davidson, Inc.	118,900	6,123,350

Banking (2.5%)
U.S. Bancorp	152,000	5,040,320
Wells Fargo & Co.	278,300	9,464,983
		14,505,303

Building Materials (1.3%)
American Standard Cos., Inc.	105,600	3,935,712
Sherwin-Williams Co. (The)	54,500	3,483,640
		7,419,352

Commercial and Consumer Services (1.1%)
Dun & Bradstreet Corp. (The)	39,853	3,859,763
Equifax, Inc.	69,500	2,675,750
		6,535,513

Communications Equipment (3.2%)
Cisco Systems, Inc. (NON)	561,200	18,553,272

Computers (3.8%)
Apple Computer, Inc. (NON)	75,000	14,246,250
Dell, Inc. (NON)	209,600	6,413,760
Research in Motion, Ltd. (Canada) (NON)	13,000	1,618,630
		22,278,640

Conglomerates (1.8%)
Danaher Corp. (S)	122,200	10,468,874

Consumer Finance (4.0%)
American Express Co.	91,600	5,583,020
Capital One Financial Corp.	106,900	7,011,571
Countrywide Financial Corp.	220,962	3,429,330
Mastercard, Inc. Class A	38,700	7,335,585
		23,359,506

Consumer Goods (2.0%)
Procter & Gamble Co. (The)	167,800	11,665,456

Consumer Services (0.4%)
Liberty Media Holding Corp. - Interactive Class A (NON)	103,000	2,186,690

Electronics (0.8%)
Amphenol Corp. Class A	106,600	4,719,182

Energy (1.0%)
Halliburton Co. (S)	144,600	5,700,132

Financial (1.1%)
Assurant, Inc.	54,500	3,184,980
Moody's Corp.	74,600	3,261,512
		6,446,492

Health Care Services (6.8%)
Aetna, Inc.	115,500	6,487,635
Express Scripts, Inc. (NON)	114,700	7,237,570
Medco Health Solutions, Inc. (NON) (S)	78,500	7,408,830
UnitedHealth Group, Inc.	206,400	10,144,560
WellPoint, Inc. (NON)	101,900	8,073,537
		39,352,132

Homebuilding (0.4%)
NVR, Inc. (NON)	4,475	2,128,981

Insurance (3.4%)
American International Group, Inc.	267,500	16,884,600
Berkshire Hathaway, Inc. Class B (NON)	665	2,935,310

		19,819,910

Investment Banking/Brokerage (8.2%)
Bear Stearns Cos., Inc. (The)	90,800	10,314,880
BlackRock, Inc.	26,400	5,463,480
Blackstone Group LP (The) (NON)	157,300	4,000,139
Franklin Resources, Inc.	44,500	5,770,760
Goldman Sachs Group, Inc. (The)	76,300	18,916,296
T. Rowe Price Group, Inc.	61,000	3,918,640
		48,384,195

Lodging/Tourism (1.5%)
Las Vegas Sands Corp. (NON) (S)	21,800	2,901,144
Wyndham Worldwide Corp.	179,700	5,899,551
		8,800,695

Machinery (3.0%)
Caterpillar, Inc.	121,900	9,094,959
Joy Global, Inc.	44,300	2,572,058
Parker-Hannifin Corp.	42,650	3,427,781
Terex Corp. (NON)	29,500	2,189,490
		17,284,288

Manufacturing (0.2%)
Mettler-Toledo International, Inc. (Switzerland) (NON)	10,872	1,156,237

Media (1.5%)
Walt Disney Co. (The) (S)	246,100	8,522,443

Medical Technology (2.8%)
Becton, Dickinson and Co.	63,800	5,324,748
Hospira, Inc. (NON)	73,600	3,041,888
Medtronic, Inc.	169,015	8,018,072
		16,384,708

Metals (0.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B	38,400	4,518,912

Oil & Gas (7.5%)
ConocoPhillips	115,500	9,812,880
Devon Energy Corp.	106,500	9,947,100
EOG Resources, Inc.	62,200	5,510,920
Hess Corp.	62,300	4,461,303
Occidental Petroleum Corp.	113,900	7,864,795
Valero Energy Corp.	85,000	5,986,550
		43,583,548

Pharmaceuticals (2.0%)
Johnson & Johnson	182,000	11,860,940

Publishing (1.7%)
McGraw-Hill Cos., Inc. (The)	196,400	9,827,856

Real Estate (0.9%)
CB Richard Ellis Group, Inc. Class A (NON)	218,665	5,331,053

Restaurants (2.2%)
Starbucks Corp. (NON) (S)	208,900	5,573,452
Yum! Brands, Inc.	179,800	7,240,546
		12,813,998

Retail (7.5%)
Abercrombie & Fitch Co. Class A	24,300	1,924,560
Best Buy Co., Inc. (S)	179,700	8,719,044
CVS Caremark Corp.	264,000	11,027,280
Home Depot, Inc. (The)	149,200	4,701,292
Lowe's Cos., Inc.	187,400	5,039,186
Ross Stores, Inc. (S)	110,000	2,972,200
Staples, Inc.	397,300	9,272,982
		43,656,544

Semiconductor (0.8%)
Applied Materials, Inc.	132,722	2,577,461
KLA-Tencor Corp.	36,800	1,937,520
		4,514,981

Software (6.9%)
Adobe Systems, Inc. (NON) (SEG)	192,500	9,220,750
Autodesk, Inc. (NON)	78,600	3,843,540
Microsoft Corp.	462,300	17,017,263
Oracle Corp. (NON)	461,700	10,235,889
		40,317,442

Technology Services (7.1%)
Accenture, Ltd. Class A (Bermuda)	117,100	4,572,755
Automatic Data Processing, Inc.	73,500	3,642,660
Cognizant Technology Solutions Corp. (NON)	106,800	4,427,928

eBay, Inc. (NON) (S)	243,726	8,798,509
Google, Inc. Class A (NON) (S)	28,233	19,960,731
		41,402,583

Transportation Services (0.3%)
Expeditors International of Washington, Inc. (S)	32,100	1,625,865

Trucks & Parts (0.4%)
WABCO Holdings, Inc.	48,466	2,463,042

Total common stocks (cost $512,348,860)		$577,123,653

SHORT-TERM INVESTMENTS (7.9%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	8,245,525	$8,245,525
Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 5.69% and
due dates ranging from November 1, 2007 to
November 28, 2007 (d)	$38,060,658	37,998,968

Total short-term investments (cost $46,244,493)		$46,244,493

TOTAL INVESTMENTS

Total investments (cost $558,593,353) (b)		$623,368,146

FUTURES CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)

S&P 500 Index (Long)	9	$3,498,525	Dec-07	$(14,905)

NOTES

(a) Percentages indicated are based on net assets of $582,169,392.

(b) The aggregate identified cost on a tax basis is $558,693,438, resulting in gross unrealized appreciation and depreciation of $92,625,476 and $27,950,768, respectively, or net unrealized appreciation of $64,674,708.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2007, the value of securities loaned amounted to $37,102,108. The fund received cash collateral of $37,998,968 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $77,550 for the period ended October 31, 2007. During the period ended October 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $31,388,646 and $28,285,252, respectively.

(S) Securities on loan, in part or in entirety, at October 31, 2007.

At October 31, 2007, liquid assets totaling $14,905 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Item 1. Schedule of Investments:

Putnam Research Fund
The fund's portfolio
10/31/07 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value

Advertising and Marketing Services (1.4%)
Omnicom Group, Inc.	187,200	$9,543,456

Aerospace and Defense (2.8%)
Boeing Co. (The)	105,900	10,440,681
Lockheed Martin Corp.	78,000	8,583,120
		19,023,801

Airlines (1.2%)
AMR Corp. (NON) (S)	194,300	4,663,200
JetBlue Airways Corp. (NON) (S)	390,100	3,561,613
		8,224,813

Automotive (0.7%)
Harley-Davidson, Inc. (S)	94,400	4,861,600

Banking (3.7%)
Bank of America Corp.	331,800	16,019,304
Wells Fargo & Co.	281,300	9,567,013
		25,586,317

Beverage (0.6%)
PepsiCo, Inc.	58,500	4,312,620

Biotechnology (2.6%)
Amgen, Inc. (NON) (SEG)	123,600	7,182,396
Biogen Idec, Inc. (NON)	75,200	5,597,888
Genzyme Corp. (NON) (S)	64,600	4,907,662
		17,687,946

Building Materials (1.0%)
American Standard Cos., Inc.	177,600	6,619,152

Chemicals (0.7%)
Celanese Corp. (Ser. A)	111,600	4,682,736

Communications Equipment (2.8%)
Cisco Systems, Inc. (NON)	477,500	15,786,150
Corning, Inc.	138,000	3,349,260
		19,135,410

Computers (3.1%)
Apple Computer, Inc. (NON)	19,200	3,647,040
EMC Corp. (NON)	208,800	5,301,432
IBM Corp.	87,300	10,137,276
Sun Microsystems, Inc. (NON)	409,700	2,339,387
		21,425,135

Conglomerates (1.1%)
Danaher Corp.	87,200	7,470,424

Consumer Finance (3.3%)
Capital One Financial Corp.	212,600	13,944,434
Countrywide Financial Corp.	542,600	8,421,152
		22,365,586

Consumer Goods (3.9%)
Clorox Co.	148,800	9,310,416
Newell Rubbermaid, Inc.	120,000	3,499,200
Procter & Gamble Co. (The)	205,500	14,286,360
		27,095,976

Consumer Services (0.9%)
Liberty Media Holding Corp. - Interactive Class A (NON)	296,800	6,301,064

Electric Utilities (3.4%)
Edison International	90,708	5,274,670
Entergy Corp.	47,600	5,705,812
Exelon Corp. (S)	93,200	7,715,096
PG&E Corp.	99,200	4,853,856
		23,549,434

Energy (1.7%)
Cameron International Corp. (NON)	34,200	3,329,712
Global Industries, Ltd. (NON)	130,400	3,210,448
National-Oilwell Varco, Inc. (NON)	65,900	4,826,516
		11,366,676

Financial (2.2%)
AMBAC Financial Group, Inc.	102,000	3,756,660
MGIC Investment Corp.	94,600	1,831,456
Moody's Corp.	95,000	4,153,400
PMI Group, Inc. (The)	195,500	3,133,865
Radian Group, Inc.	179,800	2,263,682
		15,139,063

Health Care Services (2.8%)
Cardinal Health, Inc.	54,200	3,687,226
CIGNA Corp.	51,000	2,676,990
Health Management Associates, Inc. Class A	263,100	1,739,091
McKesson Corp.	59,500	3,932,950
Quest Diagnostics, Inc.	61,700	3,281,206
WellPoint, Inc. (NON)	51,400	4,072,422
		19,389,885

Insurance (3.3%)
American International Group, Inc.	309,200	19,516,704
Genworth Financial, Inc. Class A	128,900	3,518,970
		23,035,674

Investment Banking/Brokerage (5.7%)
Bear Stearns Cos., Inc. (The)	99,900	11,348,640
BlackRock, Inc.	24,100	4,987,495
Goldman Sachs Group, Inc. (The)	60,700	15,048,744
Lehman Brothers Holdings, Inc.	129,300	8,189,862
		39,574,741

Lodging/Tourism (1.6%)
Carnival Corp. (S)	36,700	1,760,866
Wyndham Worldwide Corp.	274,740	9,019,714
		10,780,580

Machinery (1.9%)
Caterpillar, Inc.	89,600	6,685,056
Terex Corp. (NON)	88,800	6,590,736
		13,275,792

Manufacturing (0.9%)
Illinois Tool Works, Inc.	109,400	6,264,244

Medical Technology (2.9%)
Becton, Dickinson and Co.	56,400	4,707,144
Boston Scientific Corp. (NON)	341,500	4,736,605
Covidien, Ltd.	93,300	3,881,280
Medtronic, Inc.	80,600	3,823,664
St. Jude Medical, Inc. (NON)	60,800	2,476,384
		19,625,077

Metals (2.7%)
Freeport-McMoRan Copper & Gold, Inc. Class B	52,200	6,142,896
Nucor Corp.	117,400	7,281,148
United States Steel Corp.	44,700	4,823,130
		18,247,174

Oil & Gas (10.1%)
BP PLC ADR (United Kingdom)	96,800	7,549,432
ConocoPhillips	161,200	13,695,552
Devon Energy Corp.	78,000	7,285,200
Exxon Mobil Corp.	56,200	5,169,838
Hess Corp.	67,700	4,847,997
Marathon Oil Corp.	198,200	11,719,566
Occidental Petroleum Corp.	100,900	6,967,145
Total SA ADR (France)	87,000	7,013,070
Valero Energy Corp.	76,600	5,394,938
		69,642,738

Pharmaceuticals (3.4%)
Barr Pharmaceuticals, Inc. (NON)	60,300	3,456,396
Johnson & Johnson	203,700	13,275,129
Pfizer, Inc.	268,695	6,612,584
		23,344,109

Publishing (2.1%)
Idearc, Inc.	222,620	6,006,288
McGraw-Hill Cos., Inc. (The)	172,700	8,641,908
		14,648,196

Railroads (0.6%)

Norfolk Southern Corp.	82,300	4,250,795

Real Estate (0.4%)
CB Richard Ellis Group, Inc. Class A (NON)	124,400	3,032,872

Regional Bells (2.3%)
Verizon Communications, Inc.	348,000	16,032,360

Restaurants (0.6%)
Yum! Brands, Inc.	96,000	3,865,920

Retail (5.0%)
Best Buy Co., Inc. (S)	175,300	8,505,556
JC Penney Co., Inc. (Holding Co.) (S)	57,800	3,250,672
Lowe's Cos., Inc.	212,900	5,724,881
Nordstrom, Inc.	131,100	5,170,584
Ross Stores, Inc.	102,600	2,772,252
Staples, Inc.	376,400	8,785,176
		34,209,121

Schools (0.7%)
Apollo Group, Inc. Class A (NON)	61,600	4,882,416

Semiconductor (1.7%)
Atmel Corp. (NON)	589,600	2,883,144
Formfactor, Inc. (NON)	61,944	2,422,630
KLA-Tencor Corp.	43,700	2,300,805
Texas Instruments, Inc.	127,300	4,149,980
		11,756,559

Software (6.0%)
Adobe Systems, Inc. (NON)	154,200	7,386,180
Microsoft Corp. (S)	555,200	20,436,912
Oracle Corp. (NON)	297,900	6,604,443
Parametric Technology Corp. (NON)	161,300	3,080,830
Symantec Corp. (NON) (S)	202,300	3,799,194
		41,307,559

Technology Services (2.8%)
Accenture, Ltd. Class A (Bermuda)	142,100	5,549,005
Computer Sciences Corp. (NON)	126,200	7,368,818
Convergys Corp. (NON)	91,300	1,673,529
eBay, Inc. (NON) (S)	136,400	4,924,040
		19,515,392

Telecommunications (1.7%)
Motorola, Inc.	122,300	2,298,017
Sprint Nextel Corp.	558,800	9,555,480
		11,853,497

Tobacco (1.2%)
Altria Group, Inc.	116,600	8,503,638

Transportation Services (0.6%)
United Parcel Service, Inc. Class B (S)	57,300	4,303,230

Trucks & Parts (0.5%)
WABCO Holdings, Inc.	68,466	3,479,442

Waste Management (0.6%)
Waste Management, Inc.	121,300	4,414,107

Total common stocks (cost $656,333,792)		$683,626,327

SHORT-TERM INVESTMENTS (8.2%)(a)
	Principal
	amount/shares	Value

Interest in $630,000,000 joint tri-party repurchase
agreement dated October 31, 2007 with Deutsche Bank
Securities, Inc. due November 1, 2007 with respect to
various U.S. Government obligations -- maturity value
of $12,454,712 for an effective yield of 4.95%
(collateralized by Fannie Mae, Federal Home Loan
Banks, Freddie Mac and Ginnie Mae securities with
coupon rates ranging from zero % to 12.50% and due
dates ranging from November 1, 2007 to
December 15, 2046 valued at $642,600,168)	$12,453,000	$12,453,000
Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 5.69% and
due dates ranging from November 1, 2007 to
November 28, 2007 (d)	40,826,924	40,760,751
Putnam Prime Money Market Fund (e)	3,239,396	3,239,396

Total short-term investments (cost $56,453,147)		$56,453,147

TOTAL INVESTMENTS

Total investments (cost $712,786,939) (b)		$740,079,474

FORWARD CURRENCY CONTRACTS TO BUY at 10/31/07 (aggregate face value $19,031) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Japanese Yen	$19,492	$19,031	11/21/07	$461

FORWARD CURRENCY CONTRACTS TO SELL at 10/31/07 (aggregate face value $7,827,119) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

British Pound	$8,049,940	$7,808,062	12/19/07	$(241,878)
Japanese Yen	19,492	19,057	11/21/07	(435)

Total				$(242,313)

FUTURES CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	11	$4,275,975	Dec-07	$75,859

NOTES

(a) Percentages indicated are based on net assets of $688,937,784.

(b) The aggregate identified cost on a tax basis is $712,843,497, resulting in gross unrealized appreciation and depreciation of $83,230,531 and $55,994,554, respectively, or net unrealized appreciation of $27,235,977.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2007, the value of securities loaned amounted to $39,684,354. The fund received cash collateral of $40,760,751, which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC.Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $116,612 for the period ended October 31, 2007. During the period ended October 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $49,448,293 and $54,348,804, respectively.

(S) Securities on loan, in part or in entirety, at October 31, 2007.

At October 31, 2007, liquid assets totaling $575,670 have been designated as collateral for open forward contracts and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2007